Commitments and Contingencies (Details) - Schedule of future minimum lease payments under noncancelable operating leases - Unique Logistics International, Inc. [Member] - USD ($)	Feb. 28, 2023	May 31, 2022
Commitments and Contingencies (Details) - Schedule of future minimum lease payments under noncancelable operating leases [Line Items]
2024	$ 3,281,807	$ 1,002,244
2025	3,024,640	573,301
2026	2,660,969	448,460
2027	2,537,799	260,309
2028	1,978,600	198,255
Thereafter	131,485	249,406
Total lease payments	13,615,299	2,731,975
Less: imputed interest	(2,379,424)	$ (225,484)
Total lease obligations	$ 11,235,875